Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Interest, Dividend and Fee Income
Loans	$ 10,269	$ 9,745	$ 9,130	$ 29,846	$ 24,629
Securities (Note 2)	3,917	3,716	3,099	11,072	8,132
Securities borrowed or purchased under resale agreements	1,839	1,672	1,563	5,068	4,263
Deposits with banks	1,078	1,031	1,029	3,135	2,950
Interest, Dividend and Fee Income	17,103	16,164	14,821	49,121	39,974
Interest Expense
Deposits	8,974	8,454	7,102	25,812	18,647
Securities sold but not yet purchased and securities lent or sold under repurchase agreements	2,405	2,282	1,985	6,563	5,439
Subordinated debt	116	111	109	338	313
Other liabilities	814	802	720	2,378	1,835
Interest Expense	12,309	11,649	9,916	35,091	26,234
Net Interest Income	4,794	4,515	4,905	14,030	13,740
Non-Interest Revenue
Securities commissions and fees	278	271	253	818	774
Deposit and payment service charges	412	398	404	1,206	1,115
Trading revenues (losses)	622	599	400	1,681	(543)
Lending fees	353	388	388	1,126	1,153
Card fees	220	212	126	646	446
Investment management and custodial fees	528	501	476	1,512	1,378
Mutual fund revenues	339	323	316	977	936
Underwriting and advisory fees	332	371	253	1,047	730
Securities gains, other than trading (Note 2)	49	81	36	143	146
Foreign exchange gains, other than trading	67	65	67	196	179
Insurance service results (Note 1)	100	99	96	298	285
Insurance investment results (Note 1)	17	25	193	33	40
Share of profit (loss) in associates and joint ventures	52	67	(2)	157	133
Other revenues (losses)	29	59	141	(32)	428
Non-Interest Revenue	3,398	3,459	3,147	9,808	7,200
Total Revenue	8,192	7,974	8,052	23,838	20,940
Provision for Credit Losses (Note 3)	906	705	492	2,238	1,732
Non-Interest Expense
Employee compensation	2,689	2,619	3,051	8,178	8,565
Premises and equipment	1,047	1,032	1,215	3,055	3,426
Amortization of intangible assets	277	276	284	832	724
Advertising and business development	217	202	218	610	552
Communications	98	100	95	299	259
Professional fees	213	204	276	624	815
Other	298	411	433	1,474	1,114
Non-Interest Expense	4,839	4,844	5,572	15,072	15,455
Income Before Provision for Income Taxes	2,447	2,425	1,988	6,528	3,753
Provision for income taxes (Note 10)	582	559	423	1,505	1,026
Net Income	1,865	1,866	1,565	5,023	2,727
Attributable to:
Bank shareholders	1,865	1,862	1,563	5,017	2,722
Non-controlling interest in subsidiaries		4	2	6	5
Net Income	$ 1,865	$ 1,866	$ 1,565	$ 5,023	$ 2,727
Earnings Per Common Share (Canadian $) (Note 9)
Basic	$ 2.49	$ 2.36	$ 2.13	$ 6.58	$ 3.56
Diluted	2.48	2.36	2.12	6.57	3.56
Common shares [member]
Earnings Per Common Share (Canadian $) (Note 9)
Dividends per common share	$ 1.55	$ 1.51	$ 1.47	$ 4.57	$ 4.33